CONVERTIBLE NOTES - Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance	$ 17,212
Convertible Notes, ending balance	17,926	$ 17,212
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance	17,212	16,075
Interest payments		(1,374)
Accretion and interest incurred during the year	706	2,668
(Gain) Loss on embedded derivatives	(8)	(157)
Convertible Notes, ending balance	$ 17,926	$ 17,212